Operating and Administrative Expenses	12 Months Ended
Dec. 31, 2011
Operating Costs and Expenses [Abstract]
Operating and Administrative Expenses

NOTE 13. OPERATING AND ADMINISTRATIVE EXPENSES

Our employees and retirees are covered under a number of pension, stock compensation, health and life insurance plans. The principal pension plans are the GE Pension Plan, a defined benefit plan for U.S. employees and the GE Supplementary Pension Plan, an unfunded plan providing supplementary benefits to higher-level, longer-service U.S. employees. Employees of certain affiliates are covered under separate pension plans which are not significant individually or in the aggregate. We provide health and life insurance benefits to certain of our retired employees, principally through GE Company's benefit program. The annual cost to us of providing these benefits is not material.

Rental expense under operating leases is shown below.

(In millions)	2011	2010	2009

Equipment for sublease	$159	$184	$280
Other rental expense	456	453	521

At December 31, 2011, minimum rental commitments under noncancellable operating leases aggregated $2,119 million. Amounts payable over the next five years follow.

(In millions)

2012	2013	2014	2015	2016
$505	$332	$253	$197	$167